Derivatives - Forecast principal balances on which interest cash flows are expected to arise (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
3 months or less
Disclosure of detailed information about financial instruments [line items]
Assets	$ 70,769	$ 83,472
Liabilities	(7,729)	(13,169)
Forecast principal balances on which interest cash flows are expected to arise	63,040	70,303
More than 3 months but less than 1 year
Disclosure of detailed information about financial instruments [line items]
Assets	65,771	79,749
Liabilities	(7,017)	(12,977)
Forecast principal balances on which interest cash flows are expected to arise	58,754	66,772
5 years or less but over 1 year
Disclosure of detailed information about financial instruments [line items]
Assets	44,347	57,553
Liabilities	(4,992)	(11,761)
Forecast principal balances on which interest cash flows are expected to arise	39,355	45,792
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Assets	956	2,750
Liabilities	(536)	(1,502)
Forecast principal balances on which interest cash flows are expected to arise	$ 420	$ 1,248